BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BANK BORROWINGS
Schedule of principal repayment of bank borrowings

Repayment Amount
US$
2025	41,853
2026	32,126
2027	27,400
2028	15,715